Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 02, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2017